Cover Page	9 Months Ended
Sep. 30, 2021
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	CITIC Capital Acquisition Corp.
Entity Central Index Key	0001794621
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true